Emergence From Chapter Eleven - Additional Information (Detail) (USD $)	1 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended
	Feb. 24, 2012	Dec. 31, 2011	Feb. 24, 2012 Second Lien Notes [Member]	Sep. 30, 2013 Second Lien Notes [Member]	Feb. 24, 2012 Common stock, Class B [Member]	Dec. 31, 2012 Common stock, Class B [Member]	Sep. 30, 2013 Common stock, Class B [Member]	Feb. 24, 2012 Common stock, Class C [Member]	Dec. 31, 2012 Common stock, Class C [Member]	May 21, 2013 Common stock, Class A [Member]	Feb. 24, 2012 Common stock, Class A [Member]	Sep. 30, 2013 Common stock, Class A [Member]	Dec. 31, 2012 Common stock, Class A [Member]
Emergence From Chapter Eleven [Line Items]
Issuance of common stock	92,400,000				31,464,548			12,966,366		10,005,000	44,793,255	44,793,255
Common stock par value per share	$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Aggregate principal amount of senior secured notes	$ 283,500,000	$ 283,483,000	$ 75,000,000	$ 75,000,000
Interest rate of senior note	10.00%		12.00%	12.00%
Secured note maturity date			2017	2017
Aggregate cash consideration					25,000,000	25,000,000		60,000,000	10,000,000
Issuance of warrant to purchase					15,737,294
Issuance of Convertible Preferred Stock	64,831,831
Convertible Preferred Stock issuance at par value	$ 0.01
Cash consideration of preferred stock	50,000,000
Cash consideration of common stock								$ 10,000,000
Issuance of additional common stock								3,144,000	3,144,000